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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02514

Voya Variable Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Growth and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Consumer Discretionary: 9.7%
415,300		Brinker International, Inc.	$21,782,485	0.5
1,631,006		Comcast Corp. – Class A	81,582,920	1.8
736,017	@	Delphi Automotive PLC	49,946,114	1.1
1,202,098		Macy's, Inc.	71,272,390	1.6
857,836		Nike, Inc.	63,359,767	1.4
882,470		Starbucks Corp.	64,755,648	1.5
980,125		Walt Disney Co.	78,478,609	1.8
			431,177,933	9.7

		Consumer Staples: 8.1%
560,278		Costco Wholesale Corp.	62,571,847	1.4
1,056,256		CVS Caremark Corp.	79,071,324	1.8
416,647		Estee Lauder Cos., Inc.	27,865,351	0.6
469,098		Hillshire Brands Co.	17,478,592	0.4
597,400		Kimberly-Clark Corp.	65,863,350	1.5
1,022,830		Kraft Foods Group, Inc.	57,380,763	1.3
1,474,385		Mondelez International, Inc.	50,940,002	1.1
			361,171,229	8.1

		Energy: 12.1%
464,905		Anadarko Petroleum Corp.	39,405,348	0.9
1,385,452		Canadian Natural Resources Ltd.	53,159,793	1.2
319,637		EOG Resources, Inc.	62,703,190	1.4
1,601,858		ExxonMobil Corp.	156,469,490	3.5
944,526		Halliburton Co.	55,623,136	1.3
541,900		Hess Corp.	44,912,672	1.0
569,775		Occidental Petroleum Corp.	54,293,860	1.2
508,291		Range Resources Corp.	42,172,904	1.0
830,818	@	Rowan Companies PLC	27,981,950	0.6
			536,722,343	12.1

		Financials: 16.7%
1,141,373		Arthur J. Gallagher & Co.	54,306,527	1.2
1,367,376		Blackstone Group LP	45,465,252	1.0
1,713,794		Citigroup, Inc.	81,576,594	1.9
2,773,053		Fifth Third Bancorp.	63,641,566	1.4
1,114,036		Gaming and Leisure Properties, Inc.	40,617,753	0.9
1,482,195		Invesco Ltd.	54,841,215	1.2
1,802,857		JPMorgan Chase & Co.	109,451,449	2.5
837,806		Prudential Financial, Inc.	70,920,278	1.6
4,130,954		Regions Financial Corp.	45,894,899	1.0
2,210,800		Wells Fargo & Co.	109,965,192	2.5
2,039,431	@	XL Group PLC	63,732,219	1.5
			740,412,944	16.7

		Health Care: 11.6%
1,022,867		Abbott Laboratories	39,390,608	0.9
244,983	@	Actavis PLC	50,429,751	1.1
648,287		Amgen, Inc.	79,959,719	1.8
1,156,504	@	Gilead Sciences, Inc.	81,949,873	1.9
2,015,238		Merck & Co., Inc.	114,405,061	2.6
3,094,694		Pfizer, Inc.	99,401,571	2.2
490,651		Zimmer Holdings, Inc.	46,405,772	1.1
			511,942,355	11.6

		Industrials: 11.0%
713,343		Boeing Co.	89,517,413	2.0
582,490		Fluor Corp.	45,276,948	1.0
816,532		General Dynamics Corp.	88,936,665	2.0
506,800		Pall Corp.	45,343,396	1.0
327,080		Roper Industries, Inc.	43,668,451	1.0
259,120		TransDigm Group, Inc.	47,989,024	1.1
492,478		Union Pacific Corp.	92,418,422	2.1
428,169		Wesco International, Inc.	35,632,224	0.8
			488,782,543	11.0

		Information Technology: 17.5%
347,285		Apple, Inc.	186,401,751	4.2
893,458		Cognizant Technology Solutions Corp.	45,217,909	1.0
2,506,711		EMC Corp.	68,708,948	1.6
1,062,313		Fidelity National Information Services, Inc.	56,780,630	1.3
119,276		Google, Inc. – Class A	132,934,295	3.0
2,093,099		Jabil Circuit, Inc.	37,675,782	0.8
1,733,502		NetApp, Inc.	63,966,224	1.4
2,814,145		Oracle Corp.	115,126,672	2.6
803,801	@	TE Connectivity Ltd.	48,396,858	1.1
1,006,702	@	TIBCO Software, Inc.	20,456,185	0.5
			775,665,254	17.5

		Materials: 4.1%
618,309		Celanese Corp.	34,322,333	0.8
878,428		International Paper Co.	40,302,277	0.9
694,477	@	LyondellBasell Industries NV - Class A	61,766,784	1.4
394,843		Monsanto Co.	44,921,288	1.0
			181,312,682	4.1

		Telecommunication Services: 2.3%
2,126,276		Verizon Communications, Inc.	101,146,949	2.3

		Utilities: 3.1%
1,849,115		CenterPoint Energy, Inc.	43,805,534	1.0
634,134		DTE Energy Co.	47,109,815	1.1
815,300		Pinnacle West Capital Corp.	44,564,298	1.0
			135,479,647	3.1

	Total Common Stock
	(Cost $3,085,480,976)		4,263,813,879	96.2

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
Utilities: –%
20,000,000	X	Mirant Corp. Escrow Shares, 06/15/21	$–	–
10,000,000	X	Southern Energy Escrow Shares, 07/15/49	–	–

Total Corporate Bonds/Notes
	(Cost $–)		–	–

Total Long-Term Investments
	(Cost $3,085,480,976)		4,263,813,879	96.2

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
	Mutual Funds: 3.7%
162,365,186	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $162,365,186)	162,365,186	3.7

	Total Short-Term Investments
	(Cost $162,365,186)	162,365,186	3.7

	Total Investments in Securities (Cost $3,247,846,162)	$4,426,179,065	99.9
	Assets in Excess of Other Liabilities	4,482,824	0.1
	Net Assets	$4,430,661,889	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of March 31, 2014.

@	Non-income producing security

X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

Cost for federal income tax purposes is $3,271,628,472.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,187,834,263
Gross Unrealized Depreciation	(33,283,670)

Net Unrealized Appreciation	$1,154,550,593

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$4,263,813,879	$–	$–	$4,263,813,879
Corporate Bonds/Notes	–	–	–	–
Short-Term Investments	162,365,186	–	–	162,365,186
Total Investments, at fair value	$4,426,179,065	$–	$–	$4,426,179,065
Other Financial Instruments+
Futures	301,548	–	–	301,548
Total Assets	$4,426,480,613	$–	$–	$4,426,480,613

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Growth and Income Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	725	06/20/14	$67,591,750	$301,548
			$67,591,750	$301,548

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value

Equity contracts	Futures contracts	$301,548
Total Asset Derivatives		$301,548

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 28, 2014